Consolidated income statement - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Sales	£ 23,515	£ 22,448	£ 19,153
Excise duties	(6,402)	(6,996)	(6,420)
Net sales	17,113	15,452	12,733
Cost of sales	(6,899)	(5,973)	(5,038)
Gross profit	10,214	9,479	7,695
Marketing	(3,051)	(2,721)	(2,163)
Other operating items	(2,531)	(2,349)	(1,801)
Operating profit/(loss)	4,632	4,409	3,731
Non-operating items	328	(17)	14
Finance income	340	497	278
Finance charges	(934)	(919)	(651)
Share of after tax results of associates and joint ventures	370	417	334
Profit before taxation	4,736	4,387	3,706
Taxation	(970)	(1,049)	(907)
Profit for the year	3,766	3,338	2,799
Attributable to:
Equity shareholders of the parent company	3,734	3,249	2,660
Non-controlling interests	32	89	139
Profit for the year	£ 3,766	£ 3,338	£ 2,799
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,264	2,318	2,337
Dilutive potential ordinary shares (in shares)	7	7	8
Weighted average number of shares (in shares)	2,271	2,325	2,345
Basic earnings per share
Basic earnings per share (in pounds per shares)	£ 1.649	£ 1.402	£ 1.138
Diluted earnings per share
Diluted earnings per share (in pounds per shares)	£ 1.644	£ 1.397	£ 1.134